PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 94.5%
Common Stocks
Diversified Real Estate Activities 5.8%
Henderson Land Development Co. Ltd. (Hong Kong)	72,000	$ 322,082
Mitsui Fudosan Co. Ltd. (Japan)	31,360	832,318
Sun Hung Kai Properties Ltd. (Hong Kong)	17,000	235,021
Tokyu Fudosan Holdings Corp. (Japan)	84,400	596,754
		1,986,175
Diversified REITs 5.3%
American Assets Trust, Inc.	11,183	509,498
Essential Properties Realty Trust, Inc.	47,435	1,309,680
		1,819,178
Health Care REITs 7.3%
Global Medical REIT, Inc.	46,100	673,060
Healthpeak Properties, Inc.	28,571	1,028,271
Medical Properties Trust, Inc.	36,255	803,048
		2,504,379
Hotel & Resort REITs 3.5%
Host Hotels & Resorts, Inc.	31,458	514,024
MGM Growth Properties LLC (Class A Stock)	21,070	672,976
		1,187,000
Industrial REITs 22.8%
Goodman Group (Australia)	82,696	821,156
Mapletree Logistics Trust (Singapore)	351,577	473,132
Mitsui Fudosan Logistics Park, Inc. (Japan)	214	1,036,319
Nippon Prologis REIT, Inc. (Japan)	239	687,278
Prologis, Inc.	18,686	1,735,556
Rexford Industrial Realty, Inc.	24,987	1,204,123
Segro PLC (United Kingdom)	84,758	1,018,958
Summit Industrial Income REIT (Canada)	86,888	847,608
		7,824,130
Office REITs 11.2%
alstria office REIT-AG (Germany)	34,440	683,191
Cousins Properties, Inc.	16,047	656,804
Hudson Pacific Properties, Inc.	18,351	666,875
Inmobiliaria Colonial Socimi SA (Spain)	69,656	931,870

PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Office REITs (cont’d.)
MCUBS MidCity Investment Corp. (Japan)	741	$ 870,840
NSI NV (Netherlands)	396	21,603
		3,831,183
Real Estate Operating Companies 5.7%
Fabege AB (Sweden)	55,826	956,276
Kojamo OYJ (Finland)	54,756	1,008,714
		1,964,990
Residential REITs 21.7%
AvalonBay Communities, Inc.	4,382	949,535
Camden Property Trust	8,290	932,045
Canadian Apartment Properties REIT (Canada)	14,912	637,766
Equity LifeStyle Properties, Inc.	14,116	1,026,939
Essex Property Trust, Inc.	1,771	548,585
Ingenia Communities Group (Australia)	183,402	584,671
InterRent Real Estate Investment Trust (Canada)	26,276	333,960
Invitation Homes, Inc.	51,652	1,625,488
UNITE Group PLC (The) (United Kingdom)	46,228	775,944
		7,414,933
Retail REITs 8.2%
Frasers Centrepoint Trust (Singapore)	272,300	573,919
Link REIT (Hong Kong)	70,290	708,880
Realty Income Corp.	10,527	825,422
Spirit Realty Capital, Inc.	13,373	705,827
		2,814,048
Specialized REITs 3.0%
Equinix, Inc.	492	290,147
National Storage REIT (Australia)	172,612	247,405
VICI Properties, Inc.	18,063	484,088
		1,021,640

Total Long-Term Investments (cost $29,175,871)		32,367,656

PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 7.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,404,586)(w)	2,404,586	$ 2,404,586

TOTAL INVESTMENTS 101.5% (cost $31,580,457)		34,772,242
Liabilities in excess of other assets (1.5)%		(521,834)

Net Assets 100.0%		$ 34,250,408

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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